SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Other comprehensive income before reclassifications, net of tax	$ (213)
Other comprehensive income, net of tax	2,646	$ (5,434)	$ (1,395)
Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2023	(10,953)
Other comprehensive loss before reclassifications, net of tax	481
Amounts reclassified from AOCI	6,567	3,683	(2,138)
Other comprehensive income, net of tax	7,048
Balance as of December 31, 2023	(3,905)	(10,953)
Cost of revenues | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	1,400	814	(513)
Research and development expenses, net | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	2,983	1,735	(990)
Selling and marketing expenses | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	1,217	708	(406)
General and administrative expenses | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	967	426	$ (229)
Gains (losses) on AFS marketable securities | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2023	(6,376)
Other comprehensive loss before reclassifications, net of tax	2,859
Amounts reclassified from AOCI	(213)
Other comprehensive income, net of tax	2,646
Balance as of December 31, 2023	(3,730)	(6,376)
Gains (losses) on cash flow hedges | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2023	(4,577)
Other comprehensive loss before reclassifications, net of tax	(2,165)
Amounts reclassified from AOCI	6,567
Other comprehensive income, net of tax	4,402
Balance as of December 31, 2023	$ (175)	$ (4,577)